Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Components of Diluted Shares	The following table shows the components of diluted shares for the periods ending:
	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(1,212,315)	$(2,010,824)
Less: dividends on Series A preferred stock	30,000	—
Net loss attributable to common stockholders	$(1,242,315)	$(2,010,824)

Denominator:
Basic – weighted shares outstanding	15,976,227	13,332,790
Dilutive effect from shares authorized	—	—
Diluted – weighted shares outstanding	15,976,227	13,332,790

Basic loss per share	$(0.08)	$(0.15)
Diluted loss per share	$(0.08)	$(0.15)
The following table shows the components of diluted shares for the years ending:
	December 31, 2023	December 31, 2022
Numerator:
Net loss	$(10,615,035)	$(15,202,507)
Less: dividends on preferred stock	41,867	—
Net loss attributable to common stockholders	$(10,656,902)	$(15,202,507)

Denominator:
Basic – weighted shares outstanding	15,329,617	12,550,096
Dilutive effect from shares authorized	—	—
Diluted – weighted shares outstanding	15,329,617	12,550,096
Basic loss per share	$(0.69)	$(1.21)
Diluted loss per share	$(0.69)	$(1.21)